Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Leases

10. Leases

On June 7, 2016, the Company entered into a lease agreement with Jericho Executive Center LLC for office space at 30 Jericho Executive Plaza in Jericho, New York, which commenced on September 1, 2016 and runs through November 30, 2021. The Company’s monthly office rent payments under the lease are currently approximately $6,666 per month.

As of March 31, 2021, the Company had no long-term leases that were classified as financing leases. As of March 31, 2021, the Company did not have additional operating and financing leases that had not yet commenced.

At March 31, 2021, the Company had operating lease liabilities of approximately $0.1 million and right-of-use assets of approximately $0.1 million, which are included in the condensed consolidated balance sheets.

Total rent expense for the three months ended March 31, 2021 was $24,768. Total rent expense for the three months ended March 31, 2020 was $61,895. Rent expense is recorded under general and administrative expense in the condensed consolidated statements of operations.

The following table summarizes the Company’s operating leases for the periods presented:

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$16,133	$38,529
Weighted average assumptions:
Remaining lease term	0.7	2.9
Discount rate	3.5%	2.5%

As of March 31, 2021, future minimum payments under non-cancelable operating leases were as follows:

For the year ending December 31,	Amount
2021	61,547
Total	$61,547
Less: present value adjustment	(8,713)
Present value of minimum lease payments	$52,834

12. Leases

Operating Leases

On June 7, 2016, the Company entered into a lease agreement with Jericho Executive Center LLC for office space at 30 Jericho Executive Plaza in Jericho, New York, which commenced on September 1, 2016 and runs through November 30, 2021. The Company’s monthly office rent payments under the lease are currently approximately $5,900 per month.

On May 1, 2019, the Company entered into a sublease agreement with Telecom Infrastructure Corp. (“Telecom”) for office space located at 122 East 42nd Street in New York, NY, pursuant to which Telecom was required to pay the Company $11,164 per month. The term of the sublease ran until April 26, 2023. On June 18, 2020, the Company entered into an agreement to terminate the sublease for this office space. Pursuant to the terms of the agreement, Telecom vacated the offices on June 30, 2020.

Lease Cancellation

On May 1, 2019, the Company entered into a lease agreement for office space located at 122 East 42nd Street in New York, NY and paid a $133,968 security deposit in the form of a letter of credit. The term of the lease ran until April 26, 2023. The Company’s monthly office rent payments under the lease were approximately $33,492 per month. On June 22, 2020, the Company entered into an agreement to terminate the lease for this office space. Pursuant to the terms of the agreement, the Company vacated the offices on June 30, 2020 and the Company agreed to forfeit its security deposit of $133,968.

In accordance with ASC 842, the Company accounted for the cancellation of the lease by removing the right-of-use asset and the lease liability from the consolidated balance sheets, with a profit recognized for the difference. The Company recorded a net gain on the office lease cancellation of $141,001, which is reflected in the consolidated statements of operations for the year ended December 31, 2020.

As of December 31, 2020, the Company had no long-term leases that were classified as financing leases. As of December 31, 2020, the Company did not have additional operating and financing leases that had not yet commenced.

At December 31, 2020, the Company had operating lease liabilities of approximately $0.1 million and right-of-use assets of approximately $0.1 million, which are included in the consolidated balance sheets.

Total rent expense for the year ended December 31, 2020 was $206,347, of which $36,095 was sublease income. Total rent expense for the year ended December 31, 2019 was $394,636. Rent expense is recorded under general and administrative expense in the consolidated statements of operations.

The following table summarizes the Company’s operating leases for the periods presented:

	Years Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities:	$107,674	$178,158
Weighted average assumptions:
Remaining lease term	0.9	3.1
Discount rate	3.5%	2.5%

On December 31, 2020, future minimum payments under non-cancelable operating leases were as follows:

For the years ending December 31,	Amount
2020	$84,370
Total	$84,370
Less: present value adjustment	(15,403)
Present value of minimum lease payments	$68,967